Marketable securities and investment in associate (Narrative) (Details)		12 Months Ended
	Feb. 15, 2022 CAD ($) $ / shares shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Feb. 17, 2022 CAD ($) $ / shares shares	Dec. 31, 2021 CAD ($)
Disclosure Of Marketable Securities [Line Items]
Share price per share | $ / shares							$ 0.08
Loan receivable | $		$ 644,990	$ 0	$ 206,947			$ 1,290,000	$ 1,833,979
Number of shares issued | shares							25,800,000
Captiva Verde Wellness Corp [Member]
Disclosure Of Marketable Securities [Line Items]
Loan receivable | $	$ 1,290,000
Number of shares issued | shares		36,487,500
Proportion of ownership interest	19.99%
Proceeds from issuing shares | $		$ 722,393
Loss on disposition | $		$ 2,093,851
Captiva Verde Wellness Corp [Member] | Ordinary shares [Member]
Disclosure Of Marketable Securities [Line Items]
Share price per share | $ / shares	$ 0.08
Number of shares issued | shares	25,800,000
Green Matters Technologies Inc [Member]
Disclosure Of Marketable Securities [Line Items]
Number of shares received or owned | shares		900,000	900,000	900,000
Share price per share | (per share)			$ 1.95		$ 1.5	$ 1.5